Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2021		Jun. 30, 2020		Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020		Dec. 31, 2019
Income Statement [Abstract]
Operating costs	$ 139,044		$ 146,045		$ 365,264		$ 295,100		$ 545,678		$ 484,108
Loss from operations	(139,044)		(146,045)		(365,264)		(295,100)		(545,678)		(484,108)
Other income:
Interest income - bank			5				832		836		2,193
Interest income	365		24,271		746		558,639		559,404		2,572,276
Change in fair value of warrant liabilities	27,601		6,062		83,280		22,480		10,740		77,859
Total other income	27,966		30,338		84,026		581,951		570,980		2,652,328
Net (loss) income	(111,078)		(115,707)		(281,238)		286,851		25,302		2,168,220
Less: income attributable to ordinary shares subject to possible redemption	(10)		(3,920)		(19)		(90,220)		(78,261)		(2,334,598)
Adjusted net loss (income)	$ (111,088)		$ (119,627)		$ (281,257)		$ 196,631		$ (52,959)		$ (166,378)
Basic and diluted weighted average shares outstanding (in Shares)	4,435,615	[1]	4,374,169	[1]	4,426,599	[1]	4,318,920	[1]	4,356,194	[2]	4,143,456	[2]
Adjusted basic and diluted net (loss) income per ordinary share (in Dollars per share)	$ (0.03)		$ (0.03)		$ (0.06)		$ 0.05		$ (0.01)		$ (0.04)

[1]	Excludes an aggregate of up to 33,339 and 228,484 shares subject to possible redemption at June 30, 2021 and 2020, respectively.
[2]	Excludes an aggregate of up to 197,756 and 10,426,080 shares subject to possible redemption at December 31, 2020 and 2019, respectively.